Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2020						2019
			Accumulated						Accumulated
	Cost		Amortization		Carrying Value		Cost		Amortization		Carrying Value
Intangible assets and goodwill with indefinite useful lives:
Trademarks	Ps.	35,242	Ps.	—	Ps.	35,242	Ps.	175,444	Ps.	—	Ps.	175,444
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		14,113,626		—		14,113,626		14,113,626		—		14,113,626
		29,314,935		—		29,314,935		29,455,137		—		29,455,137
Intangible assets with finite useful lives:
Trademarks		2,227,096		(1,971,314)		255,782		2,127,697		(1,899,187)		228,510
Concessions		553,505		(442,804)		110,701		553,505		(332,103)		221,402
Licenses and software		13,139,480		(8,446,906)		4,692,574		10,858,388		(6,843,169)		4,015,219
Subscriber lists		8,804,334		(7,258,070)		1,546,264		8,782,852		(6,632,419)		2,150,433
Payments for renewal of concessions		5,825,559		—		5,825,559		5,821,828		—		5,821,828
Other intangible assets		5,169,795		(4,191,392)		978,403		5,198,960		(3,762,535)		1,436,425
		35,719,769		(22,310,486)		13,409,283		33,343,230		(19,469,413)		13,873,817
	Ps.	65,034,704	Ps.	(22,310,486)	Ps.	42,724,218	Ps.	62,798,367	Ps.	(19,469,413)	Ps.	43,328,954

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2020		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2020
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	132,212	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(99,399)	Ps.	32,813
Other Businesses		43,232		—		—		—		(40,803)		—		2,429
	Ps.	175,444	Ps.	—	Ps.	—	Ps.	—	Ps.	(40,803)	Ps.	(99,399)	Ps.	35,242

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2019		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2019
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(236,391)	Ps.	132,212
Other Businesses		110,806		—		—		—		(67,574)		—		43,232
	Ps.	479,409	Ps.	—	Ps.	—	Ps.	—	Ps.	(67,574)	Ps.	(236,391)	Ps.	175,444

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

Schedule of fair value calculations of goodwill and intangible assets

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	3.70%	3.90%
Discount rate	10.50%	11.60%
Fair value calculations:
Multiple of sales	2.3	3.4
Multiple of EBITDA (as defined)	6.3	8.2

The key assumptions used for fair value calculations of goodwill and intangible assets in 2019, were as follows (see Note 15):

	Cable		Other Businesses
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	3.50%	3.50%	3.50%	3.50%
Discount rate	10.90%	11.20%	14.60%	15.60%

Schedule of intangible assets amortization expense

Year ended
December 31,
2021	Ps.	110,701

Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2020
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,127,697	Ps.	553,505	Ps.	10,858,388	Ps.	8,782,852	Ps.	5,821,828	Ps.	5,198,960	Ps.	33,343,230
Additions		—		—		959,813		—		3,731		271,633		1,235,177
Transfers from property, plant and equipment		—		—		1,247,347		—		—		—		1,247,347
Transfers to property, plant and equipment		—		—		—		—		—		(202,282)		(202,282)
Retirements		—		—		(28,127)		—		—		(25,013)		(53,140)
Transfers and reclassifications		99,399		—		84,823		16,428		—		(73,124)		127,526
Effect of translation		—		—		17,236		5,054		—		(379)		21,911
Balance at end of period		2,227,096		553,505		13,139,480		8,804,334		5,825,559		5,169,795		35,719,769
Amortization:
Balance at beginning of period		(1,899,187)		(332,103)		(6,843,169)		(6,632,419)		—		(3,762,535)		(19,469,413)
Amortization of the year		(72,127)		(110,701)		(1,717,282)		(523,878)		—		(50,522)		(2,474,510)
Other amortization of the year (1)		—		—		—		—		—		(380,863)		(380,863)
Retirements		—		—		28,127		—		—		2,003		30,130
Reclassifications		—		—		96,304		(96,719)		—		415		—
Effect of translation		—		—		(10,886)		(5,054)		—		110		(15,830)
Balance at end of period		(1,971,314)		(442,804)		(8,446,906)		(7,258,070)		—		(4,191,392)		(22,310,486)
	Ps.	255,782	Ps.	110,701	Ps.	4,692,574	Ps.	1,546,264	Ps.	5,825,559	Ps.	978,403	Ps.	13,409,283

	2019
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	553,505	Ps.	9,065,582	Ps.	8,785,423	Ps.	5,993,891	Ps.	4,099,750	Ps.	30,389,457
Additions		—		—		913,108		—		67,285		1,126,357		2,106,750
Transfers from property, plant and equipment		—		—		1,487,056		—		—		—		1,487,056
Retirements		—		—		(526,166)		—		(239,348)		(90,324)		(855,838)
Transfers and reclassifications		236,391		—		(68,641)		1,162		—		67,479		236,391
Effect of translation		—		—		(12,551)		(3,733)		—		(4,302)		(20,586)
Balance at end of period		2,127,697		553,505		10,858,388		8,782,852		5,821,828		5,198,960		33,343,230
Amortization:
Balance at beginning of period		(1,569,786)		(221,402)		(5,934,647)		(6,108,251)		(15,454)		(3,235,503)		(17,085,043)
Amortization of the year		(329,401)		(110,701)		(1,490,841)		(530,013)		(7,773)		(31,917)		(2,500,646)
Other amortization of the year (1)		—		—		—		—		—		(531,426)		(531,426)
Retirements		—		—		529,403		—		23,227		79,108		631,738
Reclassifications		—		—		44,824		2,112		—		(46,936)		—
Effect of translation		—		—		8,092		3,733		—		4,139		15,964
Balance at end of period		(1,899,187)		(332,103)		(6,843,169)		(6,632,419)		—		(3,762,535)		(19,469,413)
	Ps.	228,510	Ps.	221,402	Ps.	4,015,219	Ps.	2,150,433	Ps.	5,821,828	Ps.	1,436,425	Ps.	13,873,817

Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

Intangible Assets with Indefinite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2020
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	175,444	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,455,137
Impairment adjustments		(40,803)		—		—		(40,803)
Transfers and reclassifications		(99,399)		—		—		(99,399)
Balance at end of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,314,935

	2019
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	479,409	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,759,102
Impairment adjustments		(67,574)		—		—		(67,574)
Transfers and reclassifications		(236,391)		—		—		(236,391)
Balance at end of period	Ps.	175,444	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,455,137